DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Recognised Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 4,218	$ 4,101
Deferred tax liabilities	(5,058)	(4,858)
Net deferred tax assets/(liabilities)	(840)	(757)	$ (720)
Plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	229	477
Deferred tax liabilities	(5)	(11)
Net deferred tax assets/(liabilities)	224	466	724
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	(3,950)	(3,969)
Net deferred tax assets/(liabilities)	(3,950)	(3,969)	(4,072)
Inventory Member
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	423	620
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	423	620	750
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,194	1,871
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	2,194	1,871	2,159
Tax value of loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,254	1,016
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	1,254	1,016	433
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	118	117
Deferred tax liabilities	(1,103)	(878)
Net deferred tax assets/(liabilities)	$ (985)	$ (761)	$ (714)